Cover	Jul. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2021
Entity File Number	001-36777
Entity Registrant Name	JAMES RIVER GROUP HOLDINGS, LTD.
Entity Central Index Key	0001620459
Entity Tax Identification Number	98-0585280
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Wellesley House, 2nd Floor, 90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	278-4580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0002 per share
Trading Symbol	JRVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false